Loss before taxation	12 Months Ended
Dec. 31, 2019
Schedule Of Detailed Information About Loss Before Taxation [Abstract]
Loss before taxation
7. Loss before taxation
Loss before tax is stated after charging:

	Year ended December 31, 2018	Year ended December 31, 201 9
Fees payable to the Company’s Auditor for the audit of Group accounts	323	514
Fees payable to the Company’s Auditor for other services:
Audit of subsidiary accounts	30	45
Audit-related assurance services	171	311
Accounting advisory services	10	—
Legal and professional fees including patent costs	936	2,413
Operating lease expense (IAS 17)	293	—
Depreciation of right-of-use assets (IFRS 16)	—	1,505
Depreciation (excluding right-of-use assets)	40	52

Following the adoption of IFRS 16 (Leases) on January 1, 2019, the Group has
recognized
£1.5 million of expense relating to depreciation of
right-of-use
assets and £1.3 million of interest expense relating to finance lease liabilities in the consolidated statement of comprehensive loss. No prior year comparative is disclosed, however under IAS 17 (Leases) the Group previously recognized
£0.3 million relating to operating lease expense in the consolidated statement of comprehensive loss.